Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1. Nature of Business and Basis of Presentation
Nature of Business
Renovacor, Inc. (the “Company”, or “Renovacor”), a Delaware corporation, was founded on June 7, 2013. The Company is a preclinical stage gene-therapy company with a focus on developing a pipeline of innovative and proprietary gene therapies for dis
e
ases in areas of high unmet medical need associated with mutations in the Bcl2-associated athanogene 3, or BAG3, gene.
The Company is subject to risks common to companies in the biopharmaceutical industry, including, but not limited to, risks related to the successful development and commercialization of product candidates, fluctuations in operating results and financial risks, the ability to successfully raise additional funds when needed, protection of proprietary rights and patent risks, patent litigation, compliance with government regulations, dependence on key personnel and prospective collaborative partners, and competition from competing products in the marketplace.
Liquidity Considerations
The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date the financial statements are issued. As of June 30, 2021, the Company had an accumulated deficit of $10.3 million. The Company has incurred losses and negative cash flows from operations since inception, including net losses of $5.4 million for the six months ended June 30, 2021. The Company expects that its operating losses and negative cash flows will continue for the foreseeable future as the Company continues to expand its research and development programs and develop its product candidates. The Company currently expects that its cash balance of $0.4 million as of June 30, 2021, plus $2.5 million in cash received in connection with the July 2021 convertible note issuance (Note 13), will not be sufficient to fund its operating expenses and capital requirement for more than 12 months from the date these financial statements are issued, and therefore substantial doubt exists about the Company’s ability to continue as a going concern. Additional funding will be necessary to fund future preclinical and clinical activities.
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.
On March 22, 2021, the Company entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with Chardan Healthcare Acquisition 2 Corp. (“CHAQ”) as discussed below. One of the various closing conditions is that CHAQ have at least $85 million in cash at closing. However, there can be no assurance that the Company will be successful in completing the merger.
In the event the Company does not complete the merger contemplated by the Merger Agreement, the Company will seek additional funding through private equity financings, debt financings, collaborations, strategic alliances and marketing, distribution, or licensing arrangements. Although the Company has been successful in raising capital in the past, there is no assurance that the Company will be successful in obtaining such additional financing on terms acceptable to the Company, if at all, and the Company may not be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects and its ability to continue operations.
Merger Agreement
In March 2021 the Company entered into the Merger Agreement with CHAQ, a publicly traded special purpose acquisition company (“SPAC”), by and among CHAQ, CHAQ2 Merger Sub, Inc., a wholly owned direct subsidiary of CHAQ (“Merger Sub” or “CHAQ2”), and Renovacor.
The following will occur at the effective time of the transaction: (i) Merger Sub will merge with and into Renovacor, with Renovacor as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of CHAQ (the “Merger”), and (ii) CHAQ’s name will be changed to Renovacor, Inc. The transaction is expected to close in the third quarter of 2021, following the receipt of the required approval by CHAQ’s stockholders and the fulfilment of other customary closing conditions.
Under the terms of the proposed transaction, CHAQ will issue 6.5 million common shares to current securityholders of Renovacor. Current Renovacor stockholders may also receive up to 2.0 million earn-out
shares (“Company Earn Out Shares”), as follows: 0.6 million shares if the share price exceeds $17.50 by the end of calendar year 2023, 0.6 million shares if the share price exceeds $25.00 by the end of calendar year 2025, and 0.8 million shares if the share price exceeds $35.00 by the end of calendar year 2027. Furthermore, CHAQ’s sponsor agreed to shift 0.5 million of its founder shares to earn out shares, subject to same terms as Company Earn Out Shares. In addition, each option to purchase shares of Renovacor Common Stock (each, a “Renovacor Option”) outstanding immediately prior to the Closing will be converted into an option to purchase a number of shares of CHAQ Common Stock, rounded down to the nearest whole number, equal to the product of the number of shares of Renovacor Common Stock subject to such Renovacor Option and the Common Per Share Merger Consideration (an “Exchanged Option”), which Exchanged Option shall be subject to the same vesting terms applicable to the Renovacor Option immediately prior to the Closing.
Concurrently with the execution of the Merger Agreement, CHAQ entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), including the sponsor of CHAQ, certain holders of Renovacor Capital Stock and other third parties. Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and CHAQ agreed to issue and sell to such investors, immediately following the Closing, an aggregate of 3,000,000 shares of CHAQ Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $30,000,000 (the “PIPE Financing”). A portion of the shares of CHAQ Common Stock to be issued and sold in the PIPE Financing may be issued to certain PIPE Investors in the form of pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase shares of CHAQ Common Stock, at an initial purchase price of $9.99 per share underlying the
Pre-Funded
Warrants. The
Pre-Funded
Warrants will be immediately exercisable at an exercise price of $0.01 (subject to a 9.99% beneficial ownership limitation) and will be exercisable indefinitely.
The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that CHAQ will grant the investors in the PIPE Financing certain customary registration rights, including a covenant by CHAQ to file a registration statement on Form
S-1
registering for resale the shares of CHAQ Common Stock issued pursuant to the Subscription Agreements.
The obligation of CHAQ and Renovacor to consummate the Business Combination is subject to certain closing conditions, including, but not limited to, (i) the approval of CHAQ’s stockholders, (ii) the approval of Renovacor’s stockholders and (iii) the preliminary proxy statement to solicit the approval of CHAQ’s stockholders (the “Proxy Statement”) receiving clearance from the SEC.
In addition, the obligation of CHAQ to consummate the Business Combination is subject to the fulfillment of other closing conditions, including, but not limited to, (i) the representations and warranties of Renovacor being true and correct to the standards applicable to such representations and warranties and each of the covenants of Renovacor having been performed or complied with in all material respect and (ii) no Material Adverse Effect (as defined in the Merger Agreement) having occurred with respect to Renovacor.
The obligation of Renovacor to consummate the Business Combination is also subject to the fulfillment of other closing conditions, including, but not limited to, (i) the representations and warranties of CHAQ and Merger Sub being true and correct to the standards applicable to such representations and warranties and each of the covenants of CHAQ having been performed or complied with in all material respects, (ii) the aggregate cash proceeds from CHAQ’s trust account, together with the proceeds from the PIPE Financing (as defined below), equaling no less than $85,000,000 (after deducting any amounts paid to CHAQ stockholders that exercise their redemption rights in connection with the Business Combination) (the “Minimum Cash Condition”) and (iii) the approval by the NYSE of CHAQ’s listing application in connection with the Business Combination.

1.	Nature of Business and Basis of Presentation
Nature of Business
Renovacor, Inc. (the “Company”, or “Renovacor”), a Delaware corporation, was founded on June 7, 2013. The Company is a preclinical stage gene-therapy company with a focus on developing a pipeline of innovative and proprietary gene therapies for diseases in areas of high unmet medical need associated with mutations in the Bcl2-associated athanogene 3, or BAG3, gene.
The Company is subject to risks common to companies in the biopharmaceutical industry, including, but not limited to, risks related to the successful development and commercialization of product candidates, fluctuations in operating results and financial risks, the ability to successfully raise additional funds when needed, protection of proprietary rights and patent risks, patent litigation, compliance with government regulations, dependence on key personnel and prospective collaborative partners, and competition from competing products in the marketplace.
Liquidity Considerations
The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date the financial statements are issued. As of December 31, 2020, the Company had an accumulated deficit of $4.9 million. The Company has incurred losses and negative cash flows from operations since inception, including net losses of $1.6 million and $3.2 million for the years ended December 31, 2019 and 2020, respectively. The Company expects that its operating losses and negative cash flows will continue for the foreseeable future as the Company continues to expand its research and development programs and develop its product candidates. The Company currently expects that its cash and cash equivalents of $5.4 million as of December 31, 2020 will not be sufficient to fund its operating expenses and capital requirement for more than 12 months from the date these financial statements are issued, and therefore substantial doubt exists about the Company’s ability to continue as a going concern. Additional funding will be necessary to fund future preclinical and clinical activities.
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“
U.S. GAAP
”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.
On March 22, 2021, the Company entered into a merger agreement (“
Merger
”) with Chardan Healthcare Acquisition 2 Corp. (“
Chardan
”). See Note 14, Subsequent Events, for further information on the merger agreement. One of the various closing conditions is that Chardan have at least aggregate gross proceeds from Chardan’s trust account, together with the proceeds from the PIPE Investment (as defined in Note 14), equaling not less than $85 million. There can be no assurance that the Company will be successful in completing the merger.
In the event the Company does not complete the Merger, the Company will seek additional funding through private equity financings, debt financings, collaborations, strategic alliances and marketing, distribution, or licensing arrangements. Although the Company has been successful in raising capital in the past, there is no assurance that the Company will be successful in obtaining such additional financing on terms acceptable to the
Company, if at all, and the Company may not be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects and its ability to continue operations.
Basis of Presentation
The accompanying financial statements are prepared in conformity with U.S. GAAP. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“
ASC
”) and Accounting Standards Updates (“
ASU
”) of the Financial Accounting Standards Board (“
FASB
”).